Note 7 - Land, Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
				Right-of-
				Use Assets
		Buildings and	Office	(Office and)	Exploration
	Land	Camp Structures	Equipment	warehouse space)	Equipment	Vehicles	Total
	($)	($)	($)	($)	($)	($)	($)
Cost
Balance at November 30, 2023	1,072	2,356	212	548	316	452	4,956
Additions	-	-	12	63	75	156	306
Disposition	-	-	-	(162)	-	-	(162)
Impact of foreign currency translation	35	77	(7)	2	7	15	129
Balance at November 30, 2024	1,107	2,433	217	451	398	623	5,229
Disposition	-	-	(1)	-	-	-	(1)
Impact of foreign currency translation	(3)	(6)	6	4	2	-	3
Balance at November 30, 2025	1,104	2,427	222	455	400	623	5,231

Accumulated Depreciation
Balance at November 30, 2023	-	760	199	145	246	373	1,723
Depreciation	-	157	14	99	22	39	331
Disposition	-	-	-	(162)	-	-	(162)
Impact of foreign currency translation	-	30	(7)	1	3	10	37
Balance at November 30, 2024	-	947	206	83	271	422	1,929
Depreciation	-	160	5	91	30	60	346
Disposition	-	-	(1)	-	-	-	(1)
Impact of foreign currency translation	-	(5)	6	1	2	-	4
Balance at November 30, 2025	-	1,102	216	175	303	482	2,278

Net Book Value
At November 30, 2024	1,107	1,486	11	368	127	201	3,300
At November 30, 2025	1,104	1,325	6	280	97	141	2,953